EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2012	2013	2014
	(EUR in millions)
Service cost	14	13	13
Interest cost	20	15	14
Expected return on plan assets	(3)	(2)	(2)
Amortization of actuarial losses	11	13	11
Amortization of past service cost	-	-	1
Losses / (income) on curtailments / settlements and other expense / (income)	(3)	181	5
Net periodic pension cost	39	220	42

	2012	2013	2014
Discount rate	5.1%	3.6%	3.9%
Expected return on plan assets	4.9%	3.2%	3.6%
Rate of compensation increase	2.7%	2.4%	2.1%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2012	2013	2014
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	301	457	597
Acquisition/ mergers of subsidiaries	-	-	1
Service cost	14	13	13
Interest cost	20	15	14
Employee contributions	5	4	3
Actuarial loss/(gain)	54	(40)	61
Adjustment for disposal and other	170	(7)	1
Benefits paid from the Fund	(37)	(21)	(24)
Benefits paid directly by the Group	(55)	(14)	(272)
Settlements/Terminations/Curtailments	(12)	190	5
Prior service cost arising over last period	(3)	-	1
PBO, end of year	457	597	400

	2012	2013	2014
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	76	69	67
Actual return on plan assets	1	-	3
Employer contributions	24	15	13
Employee contributions	5	4	3
Expenses	-	-	1
Benefits paid	(37)	(21)	(24)
Fair value of plan assets, end of year	69	67	63

Employer contributions paid by the Group, are in excess of the EUR 6 million total expected contributions for funded plans for 2014.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2012	2013	2014
	(EUR in millions)
Funded status, end of year	(388)	(530)	(337)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2012	2013	2014
Discount rate	3.6%	3.9%	2.7%
Rate of compensation increase	2.4%	2.1%	2.2%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2012	2013	2014
	(EUR in millions)
Projected benefit obligation	457	597	400
Accumulated benefit obligation	396	553	348
Fair value of plan assets	69	67	63

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2012	2013	2014
	(EUR in millions)
Net actuarial losses	175	132	182
Prior service cost	(2)	(2)	(2)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2012	2013	2014
	(EUR in millions)
Net Loss / (Gain)	56	(37)	60
Prior Service Cost / (Credit)	(3)	-	1
(Gain)/Loss due to Curtailment/Settlement	-	2	4
Amortization of Losses / (Gains)	(20)	(5)	(14)
Amortization of Prior Service Cost	-	-	(1)
Total recognized on Other comprehensive (income) / loss	33	(40)	50

	2013		2014		2015
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	3%	2	3%	0%-3%
Other	65	97%	61	97%	90%-97%
Total	67	100%	63	100%

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	36
Expected Benefits in 2 Yrs	15
Expected Benefits in 3 Yrs	20
Expected Benefits in 4 Yrs	16
Expected Benefits in 5 Yrs	12
Expected Benefits in 6th to 10th Yr	129
In 2015, the Group is expected to make EUR 8 million in contributions to funded plans and pay EUR 36 million in retirement indemnities.